Approval of Financial Statements	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Text Block [Abstract]
Approval of Financial Statements
17.	Approval of Financial Statements
	The consolidated financial statements were approved by the board of directors for issuance on August 13, 2015.	25. Approval of Financial Statements The consolidated financial statements were approved by the board of directors for issuance on March 31, 2015.